8. Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
	2013	2012
	US$’000	US$’000

Raw materials	124	147
Work in progress	47	59
Finished goods	323	447
	──────	──────
	494	653
	══════	══════

ZHEJIANG
Inventories
	2013	2012
	RMB’000	RMB’000

Raw materials	7,425	9,154
Work in progress	5485	1264
Finished Goods	2066	1569
Total	14976	9154